Share-Based Payment (Details) - Schedule of expense recognized in financial statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	$ 1,138	$ 529	$ 977
Cost of revenues [Member]
Share-Based Payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	308	69	244
Research and development [Member]
Share-Based Payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	204	79	184
Selling and marketing [Member]
Share-Based Payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	254	34	39
General and administrative [Member]
Share-Based Payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	$ 372	$ 347	$ 510